Short-term Debt (Details) - Schedule of Short Term Debt - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Short Term Debt Abstract
Convertible Debentures, including interest payable to the Convertible Debenture Holders	$ 15,985	$ 19,439
Total Short-Term Debt	$ 15,985	$ 19,439